UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY TRUST II

SMITH BARNEY CAPITAL PRESERVATION

FUND

FORM N-Q

JULY 31, 2004

SMITH BARNEY CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 8.7%
CONSUMER DISCRETIONARY — 1.1%
Auto Components — 0.0%*
14,368	Delphi Corp.	$136,640
Hotels Restaurants & Leisure — 0.1%
7,874	Fairmont Hotels Resorts, Inc.	202,756
11,679	McDonald’s Corp.	321,173
		523,929
Internet & Catalog Retail — 0.2%
31,132	Amazon Com, Inc. (a)	1,211,657
Media — 0.6%
16,021	Comcast Corp. — Class A shares (a)	429,363
5,316	Dow Jones & Co., Inc.	225,292
5,528	Gannett, Inc.	459,598
16,435	Liberty Media Corp. — Class A shares (a)	139,369
821	Liberty Media International, Inc. Class A shares (a)	25,599
2	Liberty Media International, Inc. Class A shares (a)	13
59,047	Time Warner, Inc. (a)	983,132
46,565	The Walt Disney Co.	1,075,186
		3,337,552
Multiline Retail — 0.1%
10,932	Costco Wholesale Corp. (a)	444,495
Specialty Retail — 0.1%
11,248	The Home Depot, Inc.	379,283
	TOTAL CONSUMER DISCRETIONARY	6,033,556
CONSUMER STAPLES — 0.9%
Beverages — 0.1%
16,432	The Coca-Cola Co.	720,708
Food & Drug Retailing — 0.1%
7,843	Walgreen Co.	285,485
Food Products — 0.3%
6,878	General Mills, Inc.	308,822
8,894	Hershey Foods Corp.	430,825
10,049	Kraft Foods, Inc. — Class A shares	306,997
12,821	William Wrigley Jr. Co.	774,388
		1,821,032
Household Products — 0.2%
7,940	Kimberly-Clark Corp.	508,716
10,015	Procter & Gamble Co.	522,282
		1,030,998
Personal Products — 0.2%
28,452	Gillette Co.	1,109,059
	TOTAL CONSUMER STAPLES	4,967,282

See Notes to the Schedule of Investments

SMITH BARNEY CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
ENERGY — 0.6%
Energy Equipment & Services — 0.1%
4,657	Schlumberger Ltd.	$299,538
Oil & Gas — 0.5%
7,287	BP PLC — ADR	410,695
6,865	ChevronTexaco Corp.	656,637
6,145	ConocoPhillips	484,042
21,781	Encana Corp.	965,334
9,329	Exxon Mobil Corp.	431,933
		2,948,641
	TOTAL ENERGY	3,248,179
FINANCIALS — 1.7%
Banks — 0.2%
20,104	Wells Fargo & Co.	1,154,171
Diversified Financials — 0.4%
17,479	JP Morgan Chase & Co.	652,491
21,566	Merrill Lynch & Co., Inc.	1,072,262
13,903	Morgan Stanley	685,835
		2,410,588
Insurance — 0.8%
17,812	American International Group, Inc.	1,258,418
23	Berkshire Hathaway, Inc. — Class A shares (a)	2,006,750
3,651	Chubb Corp.	251,116
13,129	Old Republic International Corp.	305,774
14,416	The St. Paul Cos., Inc.	534,401
		4,356,459
Real Estate — 0.3%
13,246	Forest City Enterprises, Inc.	694,090
14,325	The St. Joe Co.	616,262
		1,310,352
	TOTAL FINANCIALS	9,231,570
HEALTH CARE — 1.2%
Biotechnology — 0.4%
15,021	Amgen, Inc. (a)	854,394
32,761	Genentech, Inc. (a)	1,594,805
		2,449,199
Pharmaceuticals — 0.8%
13,575	Eli Lilly & Co.	864,999
11,062	Johnson & Johnson	611,397
2,072	Medco Health Solutions, Inc.(a)	62,782
18,908	Merck & Co., Inc.	857,478
50,980	Pfizer, Inc.	1,629,320
8,147	Wyeth	288,404
		4,314,380
	TOTAL HEALTH CARE	6,763,579

See Notes to the Schedule of Investments

SMITH BARNEY CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
INDUSTRIALS — 0.9%
Air Freight & Couriers — 0.1%
7,695	United Parcel Service, Inc., Class B Shares	$553,732
Commercial Services & Supplies — 0.1%
6,133	First Data Corp.	273,593
7,634	H & R Block, Inc.	375,058
8,526	Waste Management, Inc.	239,922
		888,573
Electrical Equipment — 0.1%
17,041	Molex, Inc. — Class A shares	422,958
Industrial Conglomerates — 0.4%
10,842	3M Co.	892,947
15,860	Canadian Pacific Railway, Ltd., Class 1	403,954
26,710	General Electric Co.	888,108
		2,185,009
Machinery — 0.0%*
3,234	Dover Corp.	128,325
Road & Rail — 0.2%
12,126	Burlington Northern Santa Fe Corp.	430,230
13,812	Florida East Coast Industries, Inc.	513,392
		943,622
	TOTAL INDUSTRIALS	5,122,219
INFORMATION TECHNOLOGY — 1.5%
Communications Equipment — 0.4%
45,005	CIENA Corp. (a)	126,914
30,473	Cisco Systems, Inc. (a)	635,667
31,644	Corning, Inc. (a)	391,120
24,893	Juniper Networks, Inc. (a)	571,543
43,529	Motorola, Inc.	693,417
		2,418,661
Computers & Peripherals — 0.2%
32,978	Dell, Inc. (a)	1,169,730
21,629	Western Digital Corp. (a)	151,619
		1,321,349
Electronic Equipment & Instruments — 0.1%
5,473	Mettler-Toledo International, Inc. (a)	228,224
14,509	Vishay Intertechnology, Inc. (a)	224,889
		453,113
Internet Software & Services — 0.0%*
6,489	IAC / Interactive Corp. (a)	177,150
Semiconductor Equipment & Products — 0.5%
46,399	Intel Corp.	1,131,208
45,562	Texas Instruments, Inc.	971,837
22,672	Xilinx, Inc. (a)	667,237
		2,770,282

See Notes to the Schedule of Investments

SMITH BARNEY CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Software — 0.3%
39,980	Microsoft Corp.	$1,137,831
8,377	Sybase, Inc. (a)	122,053
15,331	VERITAS Software Corp. (a)	292,209
		1,552,093
	TOTAL INFORMATION TECHNOLOGY	8,692,648
MATERIALS — 0.4%
Chemicals — 0.1%
9,325	E. I. Du Pont de Nemour & Co.	399,763
7,048	PPG Industries, Inc.	415,480
		815,243
Metals & Mining — 0.2%
12,542	Alcoa, Inc.	401,720
6,719	Nucor Corp.	562,044
		963,764
Paper & Forest Products — 0.1%
6,121	Weyerhaeuser Co.	379,502
	TOTAL MATERIALS	2,158,509
TELECOMMUNICATION SERVICES — 0.2%
Diversified Telecommunication Services — 0.2%
23,596	SBC Communications, Inc.	597,923
14,768	Verizon Communications, Inc.	569,159
	TOTAL TELECOMMUNICATION SERVICES	1,167,082
UTILITIES — 0.2%
Electric Utilities — 0.2%
6,485	Allegheny Energy, Inc. (a)	96,237
10,609	Ameren Corp.	474,116
5,669	American Electric Power, Inc.	176,363
6,315	PPL Corp.	292,700
	TOTAL UTILITIES	1,039,416
	TOTAL COMMON STOCK (Cost — $43,816,968)	48,424,040

FACE AMOUNT	SECURITY	VALUE
U.S. TREASURY OBLIGATIONS — 87.0%
	United States Treasury Strip Notes:
$522,661,000	due 5/15/07	480,126,325
4,626,358	due 8/15/07	4,203,768
	TOTAL U.S. TREASURY OBLIGATIONS (Cost — $467,655,075)	484,330,093

See Notes to the Schedule of Investments

SMITH BARNEY CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM OBLIGATIONS — 4.3%
U.S. Treasury Bills — 0.9%
$5,000,000	United States Treasury Bill (b) due 9/16/04 (Cost — $4,992,031)	$4,991,940
Repurchase Agreement — 3.4%
18,859,000	State Street Bank & Trust Co., dated 7/30/04, 1.25% due 8/2/04 (b) Proceeds at maturity — $18,860,964; (Fully collateralized U.S. Treasury Bonds, 7.125% due 2/15/23; Market Value — $19,237,969) (Cost — $18,859,000)	18,859,000
	TOTAL SHORT-TERM OBLIGATIONS (Cost — $23,851,031)	23,850,940
	TOTAL INVESTMENTS — 100% (Cost — $535,323,074**)	$556,605,073
(a)	Non-income producing security.
(b)	Security is segregated and/or held as collateral for open futures contracts.
*	Amount represents less than 0.01%.
**	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in schedule:

ADR    — American Depositary Receipt

See Notes to the Schedule of Investments

Notes to the Schedule of Investments (unaudited)

1.	Significant Accounting Policies

The Smith Barney Capital Preservation Fund (the “Fund”), a separate investment fund of Smith Barney Trust II (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board of Trustees. Equity securities that are traded primarily on a domestic or foreign exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the mean of the quoted bid and asked prices. Options are generally valued at the mean of the quoted bid and asked prices. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued using fair value procedures established by and under the general supervision of the Board of Trustees.

2.	Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of the each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises

Notes to the Schedule of Investments (unaudited) (continued)

from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At July 31, 2004 the Fund had the following open future contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
S&P 500 Index	30	9/04	$8,199,346	$8,258,250	$58,904

3.	Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Trust II

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date September 27, 2004

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino Chief Financial Officer

Date September 27, 2004